Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Voyage revenues (Note 18)	$ 693,241	$ 821,365	$ 651,561
Expenses
Voyage expenses (Notes 3 and 19)	200,058	222,962	121,596
Charter-in hire expenses (Note 3)	32,055	126,813	92,896
Vessel operating expenses (Note 19)	178,543	160,062	128,872
Dry docking expenses	23,519	57,444	8,970
Depreciation (Note 5)	142,293	124,280	102,852
Management fees (Notes 3 and 12)	18,405	17,500	11,321
General and administrative expenses (Note 3)	31,881	34,819	33,972
Impairment loss (Notes 5 and 20)		3,411	17,784
Other operational loss	1,513	110	191
Other operational gain (Note 11)	(3,231)	(2,423)	0
Provision for doubtful debts	373	1,607	722
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 20)	(16,156)	(4,411)	447
(Gain)/Loss on sale of vessels ( Note 5)	0	5,493	0
Total operating expenses	609,253	747,667	519,623
Operating income / (loss)	83,988	73,698	131,938
Other Income/ (Expenses):
Interest and finance costs (Note 9)	(69,555)	(87,617)	(73,715)
Interest and other income/(loss)	267	1,299	1,866
Gain/(loss) on interest rate swaps, net (Note 20)	0	0	707
Loss on debt extinguishment (Note 9)	(4,924)	(3,526)	(2,383)
Total other expenses, net	(74,212)	(89,844)	(73,525)
Income / (loss) before taxes and equity in income of investee	9,776	(16,146)	58,413
Income taxes (Note 16)	(152)	(109)	(61)
Income/(Loss) before equity in income of investee	9,624	(16,255)	58,352
Equity in income of investee	36	54	45
Net income/(loss)	$ 9,660	$ (16,201)	$ 58,397
Earnings / (Loss) per share, basic	$ 0.10	$ (0.17)	$ 0.76
Earnings / (Loss) per share, diluted	$ 0.10	$ (0.17)	$ 0.76
Weighted average number of shares outstanding, basic (Note 14)	96,128,173	93,735,549	77,061,227
Weighted average number of shares outstanding, diluted (Note 14)	96,281,389	93,735,549	77,326,111